SCHEDULE OF WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Shares Outstanding, Beginning Balance
Weighted Average Exercise Price, Ending Balance
Aggregate Intrinsic Value, Outstanding
Shares, Granted	23,364,803
Weighted Average Exercise Price, Granted	$ 2.75
Aggregate Intrinsic Value, Granted	$ 57,689,800
Shares, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Shares, Forfeited
Weighted Average Exercise Price, Forfeited
Aggregate Intrinsic Value, Forfeited
Weighted Average Remaining Term, Granted	2 years
Shares, Outstanding Ending Balance	23,364,803
Weighted Average Exercise Price, Ending Balance	$ 2.75
Weighted Average Remaining Term, Outstanding, Ending balance	1 year 6 months
Aggregate Intrinsic Value, Outstanding Ending Balance	$ 57,689,800